Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit before income taxes	₩ 3,796,257	₩ 3,170,472	₩ 3,140,577
Adjustments for:
Interest income (Note 32)	(11,798,654)	(11,236,302)	(11,129,704)
Interest expense (Note 32)	3,955,701	4,030,936	4,436,771
Dividend income (Note 34)	(257,306)	(281,623)	(308,277)
Net fees and commission expense	169,640	166,216	168,313
Net insurance loss	2,571,094	2,779,710	2,714,061
Net trading loss (gain) (Note 35)	(334,133)	48,363	751,811
Net foreign currency translation loss (gain)	(87,384)	(248,844)	163,417
Net loss (gain) on financial instruments designated at fair value through profit or loss (Note 36)	231,772	147,813	(748,959)
Net gain on disposal of available-for-sale financial assets (Note 13)	(499,187)	(647,541)	(772,474)
Provision for credit losses (Note 37)	816,600	1,107,633	1,021,711
Impairment losses on other financial assets (Note 37)	198,299	88,030	242,342
Employee costs	232,709	203,639	185,222
Depreciation and amortization (Note 38)	253,344	259,941	278,882
Other operating expense (income)	602,027	70,236	(623,639)
Equity method income, net (Note 16)	(20,393)	(9,995)	(20,971)
Other non-operating expense (income), net	(29,080)	598	(18,463)
Sub-total	(3,994,951)	(3,521,190)	(3,659,957)
Changes in assets and liabilities:
Due from banks	(3,347,818)	3,937,005	(1,926,814)
Trading assets and liabilities	(1,706,990)	(4,343,206)	1,583,631
Financial instruments designated at fair value through profit or loss	(1,300,760)	(2,439)	210,582
Derivative instruments	(488,706)	(340,831)	(382,276)
Loans	(19,232,732)	(11,351,121)	(24,731,045)
Other assets	(250,806)	(4,627,748)	(3,562,267)
Deposits	15,632,957	16,771,470	23,246,539
Liabilities for defined benefit obligations	(178,054)	(261,550)	(347,926)
Provisions	(69,584)	(77,514)	(71,272)
Other liabilities	4,845,053	(2,333,634)	3,578,899
Sub-total	(6,097,440)	(2,629,568)	(2,401,949)
Income taxes paid	(664,286)	(561,604)	(640,393)
Interest received	11,425,960	11,109,313	10,921,869
Interest paid	(3,710,093)	(4,080,122)	(4,700,685)
Dividends received	265,887	309,876	310,852
Net cash provided by operating activities	1,021,334	3,797,177	2,970,314
Cash flows from investing activities
Proceeds from disposal of available-for-sale financial assets	29,638,281	29,242,921	31,592,380
Acquisition of available-for-sale financial assets	(34,703,066)	(32,844,558)	(33,755,811)
Proceeds from disposal of held-to-maturity financial assets	1,712,326	1,839,275	2,414,031
Acquisition of held-to-maturity financial assets	(7,033,310)	(5,277,451)	(5,150,329)
Proceeds from disposal of property and equipment (Notes 14 and 41)	11,459	5,793	8,760
Acquisition of property and equipment (Note 14)	(155,186)	(252,084)	(124,844)
Proceeds from disposal of intangible assets (Notes 15 and 41)	9,286	8,268	5,463
Acquisition of intangible assets (Note 15)	(111,257)	(88,876)	(132,636)
Proceeds from disposal of investments in associates	163,649	67,082	35,396
Acquisition of investments in associates	(380,213)	(145,119)	(30,927)
Proceeds from disposal of investment property (Notes 17 and 41)	4,869	22,900	16,171
Acquisition of investment property (Note 17)	(2,125)	(176,204)	(10,296)
Proceeds from disposal of assets held for sale	10,466	2,213	88,235
Proceeds from settlement of hedging derivative financial instruments for available-for-sale financial assets	85,616	27,265	5,000
Payment for settlement of hedging derivative financial instruments for available-for-sale financial assets	(27,629)	(69,175)	(63,847)
Business combination, net of cash acquired (Note 45)	83,631	(4,280)	(163,172)
Other, net	(10,435)	48,156	(22,173)
Net cash provided by (used in) investing activities	(10,703,638)	(7,593,874)	(5,288,599)
Cash flows from financing activities
Issuance of hybrid bonds	224,466	0	199,455
Redemption of hybrid bonds	(300,000)	(240,000)	0
Net increase (decrease) in borrowings	3,047,844	3,389,832	(1,557,883)
Proceeds from debt securities issued	20,006,957	15,916,866	16,512,720
Repayments of debt securities issued	(12,222,815)	(11,988,965)	(12,867,244)
Dividends paid	(706,565)	(669,103)	(546,160)
Proceeds from settlement of hedging derivative financial instruments for debt securities issued	65,220	15,414	23,270
Payment for settlement of hedging derivative financial instruments for debt securities issued	(6,509)	(1,486)	(17,342)
Redemption of preferred stock	0	(1,125,906)	0
Increase (decrease) in non-controlling interests	215,357	(451,208)	(426,808)
Other, net	8,498	(824)	(7,258)
Net cash provided by financing activities	10,332,453	4,844,620	1,312,750
Effect of exchange rate fluctuations on cash and cash equivalents held	(46,035)	(22,638)	8,375
Net increase (decrease) in cash and cash equivalents	604,114	1,025,285	(997,160)
Cash and cash equivalents at beginning of period	5,632,536	4,607,251	5,604,411
Cash and cash equivalents at end of period	₩ 6,236,650	₩ 5,632,536	₩ 4,607,251